Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables
Information regarding Trade and other payables was as follows:

Balance as of December 31,	2024 $	2023 $
Trade payables	5,522	14,637
Accrued expenses	18,705	28,187
Liability for share-based awards- short term	1,875	1,281
Other	917	3
Total trade and other payables	27,020	44,107
Trade and other payables decreased by $17,088 to $27,020 as of December 31, 2024. The decrease reflected lower operating expenses primarily from the reduced clinical trials related activities as well as the deconsolidation of Seaport for the year ended December 31, 2024.